Segment Disclosures - Long-lived Assets and Total Assets by Geographic Areas (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Long-lived Assets and Total Assets by Geographic Areas [Line Items]
Long-Lived Assets	$ 1,110	$ 1,252
Assets	$ 3,780	$ 3,296
Number of customers that comprised more than 10% of total revenue	0	0	0
Canada
Long-lived Assets and Total Assets by Geographic Areas [Line Items]
Long-Lived Assets	$ 257	$ 312
Assets	481	526
United States
Long-lived Assets and Total Assets by Geographic Areas [Line Items]
Long-Lived Assets	772	871
Assets	3,058	2,490
Other Countries
Long-lived Assets and Total Assets by Geographic Areas [Line Items]
Long-Lived Assets	81	69
Assets	$ 241	$ 280